SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment strategies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Abbott Laboratories Stock Retirement Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	$ 17,659,748	$ 15,576,603
Abbott Laboratories Stock Retirement Plan | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	11,518,886	9,985,925
Abbott Laboratories Stock Retirement Plan | Collective trust funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	11,120,673	9,592,890
Abbott Laboratories Stock Retirement Plan | Collective trust funds | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	11,120,673	9,592,890
Abbott Laboratories Stock Retirement Plan | Private 40-Act mutual funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	398,213	393,035
Abbott Laboratories Stock Retirement Plan | Private 40-Act mutual funds | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	398,213	393,035
Abbott Laboratories Stock Retirement Plan | Funds filing as direct filing entity | Collective trust funds | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	$ 11,120,673	$ 9,592,890
Abbott Laboratories Stock Retirement Plan | Funds filing as direct filing entity | Collective trust funds | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemption notice period	0 days	0 days
Abbott Laboratories Stock Retirement Plan | Funds filing as direct filing entity | Collective trust funds | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemption notice period	5 days	5 days
Abbott Laboratories Stock Retirement Plan | Funds not filing as direct filing entity | Short-term fixed income | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	$ 398,213	$ 393,035
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	264,892	237,222
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	105,489	92,029
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Collective trust funds
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	105,489	92,029
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Collective trust funds | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	105,489	92,029
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Funds filing as direct filing entity | Collective trust funds | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments, at fair value	$ 105,489	$ 92,029
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Funds filing as direct filing entity | Collective trust funds | Minimum | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemption notice period	0 days	0 days
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Funds filing as direct filing entity | Collective trust funds | Maximum | Measured at NAV
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemption notice period	5 days	5 days